Average Annual Total Returns - FidelityEnvironmentalBondFund-AMCIZPRO - FidelityEnvironmentalBondFund-AMCIZPRO - Fidelity Environmental Bond Fund	Oct. 30, 2023
Fidelity Advisor Environmental Bond Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(17.30%)
Since Inception	(11.70%)	[1]
Fidelity Advisor Environmental Bond Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(17.31%)
Since Inception	(11.71%)	[2]
Fidelity Advisor Environmental Bond Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.23%)
Since Inception	(12.46%)	[2]
Fidelity Advisor Environmental Bond Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.24%)
Since Inception	(9.14%)	[2]
Fidelity Advisor Environmental Bond Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(13.65%)
Since Inception	(9.15%)	[3]
Fidelity Advisor Environmental Bond Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(15.43%)
Since Inception	(10.03%)	[4]
Fidelity Advisor Environmental Bond Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(13.58%)
Since Inception	(9.06%)	[5]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(8.39%)
IXXY6
Average Annual Return:
Past 1 year	(12.25%)
Since Inception	(8.13%)

[1]	BFrom June 15, 2021.
[2]	AFrom June 15, 2021.
[3]	DFrom June 15, 2021.
[4]	CFrom June 15, 2021.
[5]	EFrom June 15, 2021.